Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity SAI Alternative Risk Premia Strategy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity SAI Alternative Risk Premia Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	544.30%
Fidelity SAI Alternative Risk Premia Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	84.50%
Fidelity SAI Alternative Risk Premia Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	15.50%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	236.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	70.30%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%